STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock Options Tables
Schedule of assumptions used in valuation of stock options
From time to time, the Company grants stock option awards to officers and employees. Such awards are valued based on the grant date fair value of the instruments, net of estimated forfeitures, using a Black-Scholes option pricing model with the following assumptions:

Volatility	165.09%
Risk-free interest rate	2.08%
Expected Term	6 years
Forfeiture rate	0%
Dividend yield rate	0%

Schedule of stock option activity
The following summarizes stock option activity for the three months ended March 31, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value
Outstanding at December 31, 2013	1,000,000	$0.26
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at March 31, 2014	1,000,000	$0.26	9.74	$—
Exercisable at March 31, 2014	143,750	$0.26	9.74	$—

The following summarizes stock option activity for the year ended December 31, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Intrinsic Value
Outstanding at December 31, 2012	—	—
Granted	1,000,000	$0.26
Exercised	—
Forfeited	—
Outstanding at December 31, 2013	1,000,000	$0.26	9.99	—
Exercisable at December 31, 2013	100,000	$0.26	9.99	—

Schedule of non-vested shares
The following table summarizes information about the Company’s non-vested shares as of March 31, 2014:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Nonvested at December 31, 2013	900,000	$0.25
Granted	—	—
Vested	(43,750)	0.25
Nonvested at March 31, 2014	856,250	$0.25

The following table summarizes information about the Company’s non-vested shares as of December 31, 2013:

	Number of Shares	Weighted- Average Grant-Date Fair Value
Nonvested at December 31, 2012	—	—
Granted	1,000,000	$0.25
Vested	(100,000)	0.25
Nonvested at December 31, 2013	900,000	$0.25